Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accrued Liabilities and Other Liabilities [Abstract]
Schedule of accrued expenses and other current liabilities
	December 31,
	2021	2022
	(in thousands)
Accrued Expenses	$11,668	$16,185
Accrued indirect taxes and related liabilities	15,798	26,347
Accrued compensation and benefits	9,797	19,918
Advancements from customers	7,426	9,163
Other current liabilities	2,669	4,377
Accrued expenses and other current liabilities	47,358	75,990